Shareholders' capital (Tables)	6 Months Ended
Jun. 30, 2022
Shareholders' capital
Schedule of number of share outstanding

Number of shares outstanding on December 31, 2021	51,668,315
Exercise of options	708,436
Vesting of RSUs	1,417
Global public offering on Euronext and Nasdaq on March 23, 2022	2,333,334
Over-allotment option exercised by underwriters on March 29, 2022	350,000
Number of shares outstanding on June 30, 2022	55,061,502